RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Statement of Operations (Details) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Transaction costs				$ (715,720)
Change in fair value of warrant liabilities	$ 10,036,098			(16,902,902)
Net income	$ 7,282,560			(17,900,526)
Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Transaction costs		$ 715,720	$ (715,720)	(715,720)
Change in fair value of warrant liabilities				(16,902,902)
Net income		(817,071)	(818,071)	(17,900,526)
Restatement of warrants as derivative liabilities | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income		(101,351)	(102,351)	(281,904)
Restatement of warrants as derivative liabilities | Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Transaction costs		715,720	(715,720)	(715,720)
Change in fair value of warrant liabilities				(16,902,902)
Net income		$ (715,720)	$ (715,720)	(17,618,622)
Class A Common stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income				$ 0
Weighted average shares outstanding of common stock, basic and diluted	33,421,570			33,421,570
Basic and diluted net income loss per common share	$ 0.00			$ 0.00
Class A Common stock | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding of common stock, basic and diluted		33,421,570	33,421,570	33,421,570
Basic and diluted net income loss per common share		$ 0.00		$ 0.00
Class A Common stock | Restatement of warrants as derivative liabilities | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding of common stock, basic and diluted		33,421,570	33,421,570	33,421,570
Basic and diluted net income loss per common share		$ 0.00	$ 0.00	$ 0.00
Class B Common stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income	$ 7,282,560			$ (17,900,526)
Weighted average shares outstanding of common stock, basic and diluted	8,355,392			7,969,220
Basic and diluted net income loss per common share	$ 0.87			$ (2.25)
Class B Common stock | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding of common stock, basic and diluted		8,355,393	8,355,393	7,969,220
Basic and diluted net income loss per common share		$ (0.10)	$ (0.10)	$ (2.25)
Class B Common stock | Restatement of warrants as derivative liabilities | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding of common stock, basic and diluted		8,355,393	8,355,393	7,969,220
Basic and diluted net income loss per common share		$ (0.01)	$ (0.01)	$ (0.04)
Class B Common stock | Restatement of warrants as derivative liabilities | Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Basic and diluted net income loss per common share		$ (0.09)	$ (0.09)	$ (2.21)